ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

9.          ORDINARY SHARES

On or about September 4, 2024, the Company effected a reverse stock split of its ordinary shares at a ratio of 1-for-12 pursuant to which all existing shareholders of record on that date surrendered an aggregate of 114,233,006 ordinary shares for no consideration.

The Company sold 6,221 ADSs during the year ended December 31, 2023, representing 74,656 ordinary shares from its treasury shares with a total consideration of approximately $190.

On June 29, 2023, the Company announced the implementation and the execution of a share repurchase program of up to $10 million of the ordinary shares in the form of American Depositary Shares through December 31, 2023, then extended to March 31, 2024, further extended to June 30, 2024.

On March 31, 2025, the Company announced the implementation and the execution of a share repurchase program of up to $0.7 million of its ordinary shares in the form of American Depositary Shares through June 30, 2025. The Company had since extended the share repurchase program through December 31, 2025, then further to June 30, 2026, with total repurchase amount up to $3.0 million.

For the year ended December 31, 2023, pursuant to the share repurchase plan, the Company repurchased 297,622 ADSs, representing 3,571,460 ordinary shares with a total consideration of approximately $2,296.

For the year ended December 31, 2024, pursuant to the share repurchase plan, the Company repurchased 237,485 ADSs, representing 2,849,814 ordinary shares with a total consideration of approximately $1,237.

For the year ended December 31, 2025, pursuant to the share repurchase plan, the Company repurchased 361,633 ADSs, representing 4,339,596 ordinary shares with a total consideration of approximately $724.